SCHEDULE II - Condensed Financial Information Of Registrant Condensed Statements Of Cash Flows (Parent Company) (Detail) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Feb. 12, 2016	Feb. 13, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash Flows From Operating Activities:
Net income attributable to Progressive			$ 1,031.0	$ 1,267.6	$ 1,281.0
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Amortization of equity-based compensation			85.2	66.2	51.4
(Gains) losses on extinguishment of debt			(1.6)	0.9	4.8
Changes in:
Accounts payable, accrued expenses, and other liabilities			308.9	37.9	92.0
Income taxes			(55.7)	(107.2)	97.5
Other, net			(106.4)	(60.2)	(13.2)
Net cash provided by operating activities			2,701.9	2,292.6	1,725.6
Cash Flows From Investing Activities:
Net cash used in investing activities			(2,464.5)	(1,923.9)	(836.9)
Cash Flows From Financing Activities:
Tax benefit from vesting of equity-based compensation			9.2	16.8	12.8
Net proceeds from debt issuance			495.6	382.0	344.7
Reacquisitions of debt			(18.2)	(19.3)	(48.9)
Dividends paid to shareholders	$ (519.0)	$ (403.6)
Acquisition of treasury shares			(192.5)	(208.5)	(271.4)
Net cash used in financing activities			(250.4)	(252.8)	(855.4)
Increase (decrease) in cash			(12.6)	115.7	33.3
Cash, Beginning of year			224.1	108.4	75.1
Cash, End of year			211.5	224.1	108.4
Parent Company
Cash Flows From Operating Activities:
Net income attributable to Progressive			1,031.0	1,267.6	1,281.0
Adjustments to reconcile net income attributable to Progressive to net cash provided by operating activities:
Undistributed (income) loss from subsidiaries			(741.9)	(500.0)	(358.3)
Amortization of equity-based compensation			2.2	2.4	2.2
(Gains) losses on extinguishment of debt			(1.6)	0.9	4.8
Changes in:
Intercompany receivable			(37.3)	7.0	(105.4)
Accounts payable, accrued expenses, and other liabilities			24.2	(46.2)	18.2
Income taxes			(5.0)	12.3	61.1
Other, net			(13.3)	(3.1)	0.4
Net cash provided by operating activities			258.3	740.9	904.0
Cash Flows From Investing Activities:
Additional investments in equity securities of consolidated subsidiaries			(112.0)	(40.2)	(21.1)
Acquisition of ARX			0.0	(890.1)	0.0
(Paid to) received from investment subsidiary			78.6	409.1	(29.1)
Net cash used in investing activities			(33.4)	(521.2)	(50.2)
Cash Flows From Financing Activities:
Tax benefit from vesting of equity-based compensation			9.2	16.8	12.8
Net proceeds from debt issuance			495.6	394.9	346.3
Reacquisitions of debt			(18.2)	(19.3)	(48.9)
Dividends paid to shareholders			(519.0)	(403.6)	(892.6)
Acquisition of treasury shares			(192.5)	(208.5)	(271.4)
Net cash used in financing activities			(224.9)	(219.7)	(853.8)
Increase (decrease) in cash			0.0	0.0	0.0
Cash, Beginning of year			0.0	0.0	0.0
Cash, End of year			$ 0.0	$ 0.0	$ 0.0